Accrued liabilities (Details) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued interest payable	CAD 85	CAD 526
Payroll liabilities	7,733	5,212
Liabilities related to equipment leases	123	118
Current portion of deferred gain on sale leaseback (note 16(a))	586	221
Dividends payable (note 17(d))	569	0
Income and other taxes payable	2,079	691
Accrued liabilities	CAD 11,175	CAD 6,768